Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Adjustments Resulting From Foreign Currency Translations
Amounts credited or charged to the statement of operations for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 were as follows:

	Year ended December 31,
	(in thousands)
	2013	2012	2011

Amounts (credited)/charged	$(1,233)	$(1,231)	$391

Estimated Useful Lives of Assets
Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5
Computer equipment and software	2-8

Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2013	2012	2011
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,907,274	59,968,174	60,379,338
Effect of dilutive share options outstanding	1,345,977	482,532	691,348
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	62,253,251	60,450,706	61,070,686